IMPAIRMENT TESTING	12 Months Ended
Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment testing
NOTE 10 – IMPAIRMENT TESTING
The Management of TORM has assessed that TORM has two CGUs being the Main Fleet and the Marine Exhaust cash-generating unit, following the acquisition of ME in 2022 and the disposal of the two remaining Handysize vessel in 2022.
As of December 31, 2023, the Management tested the carrying amount of the Main Fleet and the Marine Exhaust investment for impairment as further set out below.
Tanker Segment
As of December 31, 2023 and December 31, 2022, the assessment of the recoverable amount of the Main Fleet was based on the fair value less cost of disposal. As of December 31, 2021, the assessment of the recoverable amount was based on the value in use for the Main Fleet and Handysize CGUs. The results of impairment testing were summarized as follows:

	Recoverable amount			Excess values (recoverable amount less carrying amount) ³⁾
	2023	2022	2021	2023	2022	2021
CGU	USDm	USDm	USDm	USDm	USDm	USDm
Main Fleet ²⁾	3,495.0	2,647.0	2,276.0	952.1	784.0	269.0
Handysize ¹⁾ ²⁾	—	—	26.0	—	—	—
Total	3,495.0	2,647.0	2,302.0	952.1	784.0	269.0

¹⁾ Comprising two product tankers with a cargo carrying capacity of 35000-37000 dwt, these smaller vessels are typically used in shorter and coastal trade routes, including for transportation of various clean petroleum products within Europe and in the Mediterranean.
2) No impairment losses and reversals was incurred in 2023, 2022 and 2021.
³⁾ Included in the excess value is the outstanding installments for purchased not delivered vessels.
December 31, 2023
As of December 31, 2023, the assessment of the recoverable amount of the Main Fleet is based on the fair value less cost of disposal of the vessels. The Main Fleet is comprised of TORM’s LR1, LR2 and MR vessels, which are operated collectively as a combined internal pool, employed principally in the spot market and actively managed to meet the needs of our customers in that market, particularly regarding the location of vessels meeting required specifications. All vessels in the Main Fleet can handle multiple sizes of refined oil cargos and sail all seas and oceans, over both short and long distances. Given the technical specifications and capacity of the vessels, the Main Fleet is relatively homogenous with a very high degree of interoperability. The Main Fleet includes the 2021acquired MR vessels with chemical trading capability, which are operated as all other product tanker vessels.
The recoverable amount of the Main Fleet as of December 31, 2023 amounts to USD 3,495m, and is based on the market approach which considers the valuations from two internationally acknowledged shipbrokers with appropriate qualifications and recent experience in the valuation of vessels. The shipbrokers’ primary input is deadweight tonnage, yard, and age of the vessel. The fair value assumes that the vessels are in good and seaworthy condition and with prompt, charter-free delivery. The fair value less costs of disposal of the vessels is determined to be within Level 3 of the fair value hierarchy.
We have assessed the impact from climate changes and the potential adverse impact on vessel values, however, no specific adjustments in this respect have been reflected in the impairment testing of the Main Fleet given the recoverable amount has been based on the fair value less costs of disposal, assuming these effects are included in the shipbrokers' valuations. Further discussion can be found in the Audit Committee Report, page 102 and TCFD pages 87-89 in the Annual Report for 2023. We continue to monitor the development closely, and we continuously work on more specific plans for our ambition to have zero CO2 emissions from operating our fleet by 2050, which may impact our impairment testing in the future.
Based on this review,the Management concluded that as of December 31, 2023 assets within the Main Fleet were not impaired as the fair value less costs of disposal exceeded the carrying amount by USD 952m.
No Impairment was recognized during 2023 in connection with disposal of individual vessels as set out in Note 8.
NOTE 10 – continued
December 31, 2022
As of December 31, 2022, the assessment of the recoverable amount of the Main Fleet is based on the fair value less cost of disposal of the vessels. The Main Fleet is comprised of TORM’s LR1, LR2 and MR vessels, which are operated collectively as a combined internal pool, employed principally in the spot market and actively managed to meet the needs of our customers in that market, particularly regarding the location of vessels meeting required specifications. All vessels in the Main Fleet can handle multiple sizes of refined oil cargos and sail all seas and oceans, over both short and long distances. Given the technical specifications and capacity of the vessels, the Main Fleet is relatively homogenous with a very high degree of interoperability. The Main Fleet includes the 2021 acquired MR vessels with chemical trading capability, which are operated as all other product tanker vessels.
The recoverable amount of the Main Fleet as of December 31, 2022 amounts to USD 2,647m, and is based on the market approach which considers the valuations from two internationally acknowledged shipbrokers with appropriate qualifications and recent experience in the valuation of vessels. The shipbrokers’ primary input is deadweight tonnage, yard, and age of the vessel. The fair value assumes that the vessels are in good and seaworthy condition and with prompt, charter-free delivery. The fair value less costs of disposal of the vessels is determined to be within Level 3 of the fair value hierarchy.
We have assessed the impact from climate changes and the potential adverse impact on vessel values, however, no specific adjustments in this respect have been reflected in the impairment testing of the Main Fleet given the recoverable amount has been based on the fair value less costs of disposal. Further discussion can be found in the Audit Committee Report, page 102 and TCFD pages 87-89 in the Annual Report for 2022. We continue to monitor the development closely, and we continuously work on more specific plans for our ambition to have zero CO2 emissions from operating our fleet by 2050, which may impact our impairment testing in the future.

Based on this review, the Management concluded that as of December 31, 2022 assets within the Main Fleet were not impaired as fair value less costs of disposal exceeded the carrying amount by USD 784m.

Impairments recognized during 2022 of USD 2.7m 2021: USD 4.6m) as set out in Note 8 of the 2022 Annual Report relate to the disposal of individual vessels during the year. The recoverable amount of the vessels was based on fair value less costs of disposal, which amounted to USD 31.8m. The fair value was based on sales price less transaction costs (fair value hierarchy Level 2).
December 31, 2021
The assessment of the recoverable amount was based on the value in use for the Main Fleet. The impairment test was sensitive to reasonably possible changes in key assumptions.
Key assumptions used in the determination of value in use
The assessment of the value in use of each CGU was based on the net present value of the expected future cash flows. The freight rate estimates in the period 2022 - 2024 was based on TORM’s business plans. Beyond 2024, the freight rates were based on TORM’s 10-year historical average rates, adjusted for expected inflation of 2% in line with U.S. Federal Reserve and ECB target over the medium term. TORM believed that the approach used for long-term rates appropriately reflected the cyclical nature of the shipping industry and was the most reliable estimate for periods beyond those included in its three-year business plan.
TORM’s business plans for 2022 - 2024 and beyond also included the anticipated benefit arising from the installation of scrubbers on certain of the Group’s vessels (the “scrubber premium”). This is based on current market differentials between the cost of heavy and low-sulphur fuel oil.
As part of determining fair value, the impact of climate changes and the climate agenda on the global oil demand, emission regulations, and operating expenses, etc. was considered with focus on the short to medium term implications and our commitment to reduce CO2 emissions by 40% by 2025 and 45% by 2030. However, no adverse impact of climate changes was anticipated in impairment testing our current fleet. We continue to monitor the development closely and are working on more specific plans for our ambition to have zero CO2 emissions from operating our fleet by 2050, which may impact our impairment testing in the future.
NOTE 10 – continued
The discount rate used in the value in use calculation was based on a Weighted Average Cost of Capital (WACC) of 6.7% as of December 31, 2021. WACC was calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure were the key parameters.
As of December 31, 2021, the 10-year historical average spot freight rates used in the value in use calculation were as follows:
•LR2: USD/day 19,111
•LR1: USD/day 17,856
•MR: USD/day 16,044
•Handysize: USD/day 13,208
Operating expenses and administrative expenses were estimated based on TORM's business plans for the period 2022 - 2024. Beyond 2024, operating expenses were adjusted for 2% inflation, and administrative expenses were adjusted for 2% inflation in line with U.S. Federal Reserve and ECB target over the medium term.
The product tankers were expected to generate normal income for 25 years from delivery from the shipyard. Given the current age profile of the Tanker Fleet, the average remaining life would be approximately 14 years. The estimated residual value of the vessels was based on TORM’s green recycling policy.
The impairment test was sensitive to reasonably possible changes in the key assumptions, which may result in future impairments. These were related to the future development in freight rates, the WACC applied as discounting factor in the calculations, and the development in operating expenses. All other things being equal, the sensitivities to the value in use have been assessed as follows:
•An increase/decrease in the tanker freight rates of USD/day 1,000 would result in an increase/decrease in the value in use of USD 285m and USD 6m for the Main Fleet and the two Handysize vessels, respectively
•An increase/decrease in WACC of 1% would result in an increase/decrease in the value in use of approx. USD 148-167m and USD 2m for the Main Fleet and the two Handysize vessels, respectively.
•An increase/decrease in operating expenses of 10.0% would result in a decrease/increase in the value in use of USD 201m and USD 4m for the Main Fleet and the two Handysize vessels, respectively
As outlined above, the impairment test has been prepared on the basis that the Company will continue to operate its vessels as a fleet in the current setup.
The fair value based on broker values for vessels in the Main Fleet including the order book and leased vessels was USD 1,892m, which is USD 72m below the carrying amount. The fair value based on broker values for the Handysize vessels was 21m, which is USD 3m below the carrying amount.
Marine Exhaust Segment
Marine Exhaust Technology A/S was acquired in 2022 which was also the first year the impairment testing was performed.
December 31, 2023
As of December 31, 2023, the assessment of the recoverable amount of the Marine Exhaust cash-generating unit is based on value in use. The result of the impairment test showed an excess value of USD 9.8m compared to the carrying amount. No impairment of goodwill was recognized as of December 31, 2023.
Key assumptions used in the determination of value in use
The value in use is calculated based on future cash flows using a five-year budget period from 2024-2028. The future cash flows are based on the budget for 2024, assuming no growth in sales. Cost of goods sold is calculated using the gross margins from the 2024 budget. The gross margins are assumed to be constant in the budget period. Operating costs are based on the 2024 budget and are being inflated in the forecast period with the assumed inflation rates of 2-3% p.a. Cash levels are assumed constant in the forecast period, investments in non-current assets are USD 0.1m in 2024 and zero afterwards, and lastly, leasing liabilities are assumed constant. The terminal value extending beyond 2028 are based on a continuation of before mentioned parameters.
The discount rate used in the value in use calculation was based on a Weighted Average Cost of Capital (WACC) of 8.8% as of December 31, 2023. The WACC was calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure were the key parameters.
The impairment test was sensitive to reasonably possible changes in the key assumptions, which may result in future impairments. These were related to the future development in sales across all revenue segments. All other things being equal, the sensitivities to the value in use have been assessed as follows:
•An increase/decrease in the total sales of 10.0% from 2024 and onwards would result in an increase/decrease in the value in use of USD 12.1m.
December 31, 2022
As of December 31, 2022, the assessment of the recoverable amount of the Marine Exhaust cash-generating unit is based on value in use. The result of the impairment test showed an excess value of USD3.2m compared to the carrying amount. No impairment of goodwill was recognized as of December 31, 2022.
Key assumptions used in the determination of value in use
The value in use is calculated based on future cash flows using a five-year budget period from 2023-2027. The future cash flows are based on the budget for 2023, assuming no growth in sales. Cost of goods sold is calculated using the gross margins from the 2023 budget. The gross margins are assumed to be constant in the budget period. Operating costs are based on the 2023 budget and are being inflated in the forecast period with the assumed inflation rates of 2-3% p.a. Cash levels are assumed constant in the forecast period, investments in non-current assets are USD 0.3m in 2023 and zero afterwards, and lastly, leasing liabilities are assumed constant. The terminal value extending beyond 2027 are based on a continuation of before mentioned parameters.
The discount rate used in the value in use calculation was based on a Weighted Average Cost of Capital (WACC) of 10.8% as of 31 December 2022. The WACC was calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure were the key parameters.
The impairment test was sensitive to reasonably possible changes in the key assumptions, which may result in future impairments. These were related to the future development in sales across all revenue segments. All other things being equal, the sensitivities to the value in use have been assessed as follows:
The impairment test was sensitive to reasonably possible changes in the key assumptions, which may result in future impairments. These were related to the future development in sales across all revenue segments. All other things being equal, the sensitivities to the value in use have been assessed as follows:
•An increase/decrease in the total sales of 10.0% from 2023 and onwards would result in an increase/decrease in the value in use of USD 3.8m.
Accounting Policies

Impairment of assets
Non-current assets are reviewed at the reporting date to determine any indication of impairment including a significant decline in either the assets’ market value, increase in market rates of return, or in the cash flows expected to be generated by the fleet. At least annually, or if impairment indicator(s) exists, an impairment test on a CGU level will be performed. A CGU is determined as the smallest group of assets that generates independent cash inflows. An asset/CGU is impaired if the recoverable amount is below the carrying amount.
The recoverable amount of the CGU is estimated as the higher of fair value less costs of disposal and value in use. The value in use is the present value of the future cash flows expected to be derived from a CGU, utilizing a pre-tax discount rate that reflects current market estimates of the time value of money and the risks specific to the unit for which the estimates of future cash flows have not been adjusted. If the recoverable amount is less than the carrying amount of the cash generating unit, the carrying amount is reduced to the recoverable amount.
The impairment loss is recognized immediately in the income statement. Where an impairment loss subsequently reverses, the carrying amount of the CGU is increased to the revised estimate of the recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined, had no impairment loss been recognized in prior years.
For the purpose of assessing impairment, assets, time charter and bareboat contracts are grouped at the lowest levels at which impairment is monitored for internal management purposes.